NOTE 15 CONVERTIBLE NOTES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2020
NOTE 15 CONVERTIBLE NOTES PAYABLE
Convertible notes payable
	2020	2019	2018
	$	$	$
Balance, beginning of period	192,717	-	-
Issue of notes payable	-	188,893	-
Unrealized foreign exchange loss	3,971	3,596	-
Interest expense	3,842	228	-
Balance, end of period	200,530	192,717	-
Less: Current portion	200,530	192,717	-
Non-current portion of convertible note payable	-	-	-